RIGHT TO USE ASSETS AND LEASE LIABILITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Right To Use Assets And Lease Liability
RIGHT TO USE ASSETS AND LEASE LIABILITY

NOTE 4 - RIGHT TO USE ASSETS AND LEASE LIABILITY

We determine if an arrangement is a lease, or contains a lease, at inception and record the leases in our financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

We have a lease agreement with lease and non-lease components and have elected to utilize the practical expedient to account for lease and non-lease components together as a single combined lease component, from both a lessee and lessor perspective with the exception of direct sales-type leases and production equipment classes embedded in supply agreements. From a lessor perspective, the timing and pattern of transfer are the same for the non-lease components and associated lease component and, the lease component, if accounted for separately, would be classified as an operating lease.

We have elected not to present short-term leases on the balance sheet as these leases have a lease term of 12 months or less at lease inception and do not contain purchase options or renewal terms that we are reasonably certain to exercise. All other lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. Because our lease does not provide an implicit rate of return, we used our incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

In general, leases, where we are the lessee, may include options to extend the lease term. These leases may include options to terminate the lease prior to the end of the agreed upon lease term. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that we will exercise such options.

Lease expense for operating leases is recognized on a straight-line basis over the lease term as cost of revenues or operating expenses depending on the nature of the leased asset. Certain operating leases provide for annual increases to lease payments based on an index or rate. We calculate the present value of future lease payments based on the index or rate at the lease commencement date.

Differences between the calculated lease payment and actual payment are expensed as incurred. Amortization of finance lease assets is recognized over the lease term as cost of revenues or operating expenses depending on the nature of the leased asset.

Interest expense on finance lease liabilities is recognized over the lease term in interest expense.

Since September of 2015, we rent office space at 2723 South State Street, Suite 150, Ann Arbor, Michigan 48104, which is our principal place of business. We pay an annual rent of $2,508 for conference facilities, mail, fax, and reception services located at our principal place of business.

On September 5, 2019, we signed a two-year lease for a 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ends on September 30, 2021, for its research and development headquarters. We pay an annual rent of $42,000 for year one of the lease and will pay $44,800 for year two of the lease. On April 16, 2021, the Company signed a two year amendment to this lease. Commencing on July 1, 2021 and ending on September 30, 2022, the Company paid an annualized rent of $42,000. From October 1, 2022 through September 30, 2023, the Company will pay an annual rent of $44,800. The Company recorded ROU asset of $79,862 and lease liability of $79,862 in accordance with the adoption of the new guidance. On October 1, 2023, the Company extended the terms of the lease through September 30, 2025. From October 1, 2023, through September 30, 2024, the Company will pay an annual rent of $44,800. From October 1, 2024, through September 30, 2025, the Company will pay an annual rent of $47,600. The Company recorded ROU asset of $85,022 and lease liability of $85,022 in accordance with the adoption of the new guidance.

On May 9, 2019, the Company signed a 5 year property lease with the Socialist Republic of Vietnam which consists of 4,560.57 square meters of space, which it leases at a current rent of approximately $45,150 per year one and two and with the 5% increase per year for three through five. On July 1, 2021, the Company ended this lease agreement, and the company recorded the associated ROU asset and lease liability of $241,800.

On July 1, 2021, the Company signed a 5-year property lease with the Socialist Republic of Vietnam which consists of 6,000 square meters of space, which it leases at a current rent of approximately $8,645 per year.

On January 31, 2024, the Company signed a five-year lease for a 700 square meter facility in Lam Dong, Vietnam that commenced on February 1, 2024, and ends on January 31, 2029. We pay an annual rent of ~$7,284 for year one and two of the lease. For years 3-5 the price will increase with Vietnam’s state land price bracket, not to exceed 10%. The Company recorded ROU asset of $30,084 and lease liability of $30,084 in accordance with the adoption of the new guidance. During the nine months ended September 30, 2024, the Company was in terminated its ROU lease arrangement. The Company does not occupy or use the facility and therefore has determined to impair this asset as there is no future benefit.

On September 20, 2024, the Company signed a six-year lease for an 80 square meter facility in Lam Dong, Vietnam that commenced on September 20, 2024, and ends on December 31, 2030. We pay an annual rent as follows:

Lease Term		Annual Rent
9/20/2024	9/30/2026	$7,200.00
10/1/2026	12/31/2027	$7,920.00
1/1/2028	12/31/2030	$8,712.00

If the agreement is renewed, price will increase with Vietnam’s state land price bracket, not to exceed 10%. In addition, the Company paid a security deposit of ~$3,657 for October 1, 2026, through December 31, 2027. Additional deposit of ~$3,657 will be due on January 1, 2028. The Company recorded ROU asset of $39,489 and lease liability of $39,489 in accordance with the adoption of the new guidance.

The tables below present information regarding the Company’s operating lease assets and liabilities at September 30, 2024:

At September 30, 2024, and December 31, 2023, the Company had no financing leases as defined in ASC 842, “Leases.”

	September 30, 2024	December 31, 2023
Assets

Operating lease - right-of-use asset - non-current	$98,666	$95,808

Liabilities

Operating lease liability	$100,066	$96,157

Weighted-average remaining lease term (three months)	3.19	1.95

Weighted-average discount rate	8%	8%

The components of lease expense were as follows:

Operating lease costs

Amortization of right-of-use operating lease asset	$52,683	$20,194
Impairment of right of use asset	$30,084	-
Total operating lease costs	$69,056	$20,194

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$40,083	$53,442
Right-of-use asset obtained in exchange for new operating lease liability	$30,084	$-
Impairment of right of use asset	$(30,084)	$-
Net	$-	$-

Future minimum lease payments required under leases that have initial or remaining non-cancellable lease terms in excess of one year at September 30, 2024:

2024 (3 Months)	$15,861
2025	51,544
2026	13,143
2027	7,920
2028	26,137
Total lease payments	114,605
Less: amount representing interest	(14,539)
Total lease obligations	100,066

Less: current portion of operating lease liability	(57,518)
Long-term portion operating lease liability	$42,548

NOTE 4 - RIGHT TO USE ASSETS AND LEASE LIABILITY

We determine if an arrangement is a lease, or contains a lease, at inception and record the leases in our financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

We have a lease agreement with lease and non-lease components and have elected to utilize the practical expedient to account for lease and non-lease components together as a single combined lease component, from both a lessee and lessor perspective with the exception of direct sales-type leases and production equipment classes embedded in supply agreements. From a lessor perspective, the timing and pattern of transfer are the same for the non-lease components and associated lease component and, the lease component, if accounted for separately, would be classified as an operating lease.

We have elected not to present short-term leases on the balance sheet as these leases have a lease term of 12 months or less at lease inception and do not contain purchase options or renewal terms that we are reasonably certain to exercise. All other lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. Because our lease does not provide an implicit rate of return, we used our incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

In general, leases, where we are the lessee, may include options to extend the lease term. These leases may include options to terminate the lease prior to the end of the agreed upon lease term. For purposes of calculating lease liabilities, lease terms include options to extend or terminate the lease when it is reasonably certain that we will exercise such options.

Lease expense for operating leases is recognized on a straight-line basis over the lease term as cost of revenues or operating expenses depending on the nature of the leased asset. Certain operating leases provide for annual increases to lease payments based on an index or rate. We calculate the present value of future lease payments based on the index or rate at the lease commencement date.

Differences between the calculated lease payment and actual payment are expensed as incurred. Amortization of finance lease assets is recognized over the lease term as cost of revenues or operating expenses depending on the nature of the leased asset.

Interest expense on finance lease liabilities is recognized over the lease term in interest expense.

Since September of 2015, we rent office space at 2723 South State Street, Suite 150, Ann Arbor, Michigan 48104, which is our principal place of business. We pay an annual rent of $2,508 for conference facilities, mail, fax, and reception services located at our principal place of business.

On September 5, 2019, we signed a two-year lease for a 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ends on September 30, 2021, for its research and development headquarters. We pay an annual rent of $42,000 for year one of the lease and will pay $44,800 for year two of the lease. On April 16, 2021, the Company signed a two year amendment to this lease. Commencing on July 1, 2021 and ending on September 30, 2022, the Company paid an annualized rent of $42,000. From October 1, 2022 through September 30, 2023, the Company will pay an annual rent of $44,800. The Company recorded ROU asset of $79,862 and lease liability of $79,862 in accordance with the adoption of the new guidance. On October 1, 2023, the Company extended the terms of the lease through September 30, 2025. From October 1, 2023, through September 30, 2024, the Company will pay an annual rent of $44,800. From October 1, 2024, through September 30, 2025, the Company will pay an annual rent of $47,600. The Company recorded ROU asset of $85,022 and lease liability of $85,022 in accordance with the adoption of the new guidance.

On May 9, 2019 the Company signed a 5 year property lease with the Socialist Republic of Vietnam which consists of 4,560.57 square meters of space, which it leases at a current rent of approximately $45,150 per year one and two and with the 5% increase per year for three through five. On July 1, 2021, the Company ended this lease agreement, and the company recorded the associated ROU asset and lease liability of $241,800.

On July 1, 2021, the Company signed a 5-year property lease with the Socialist Republic of Vietnam which consists of 6,000 square meters of space, which it leases at a current rent of approximately $8,645 per year.

The tables below present information regarding the Company’s operating lease assets and liabilities at December 31, 2023;

At December 31, 2023 and December 31, 2022, the Company had no financing leases as defined in ASC 842, “Leases.”

	December 31, 2023	December 31, 2022
Assets

Operating lease - right-of-use asset - non-current	$95,808	$58,849

Liabilities

Operating lease liability	$96,157	$59,897

Weighted-average remaining lease term (three months)	1.95	2.08

Weighted-average discount rate	8%	8%

The components of lease expense were as follows:

Operating lease costs

Amortization of right-of-use operating lease asset	$20,194	$52,043
Total operating lease costs	$20,194	$52,043

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$53,442	$51,344
Right-of-use asset obtained in exchange for new operating lease liability	$-	$-

Future minimum lease payments required under leases that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2023:

2024	$54,144
2025	44,344
2026	5,764
Total lease payments	104,252
Less: amount representing interest	(8,095)
Total lease obligations	96,157
Less: current portion of operating lease liability	(41,789)
Long-term portion operating lease liability	$54,368